Related Parties	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 6.  Related Parties

The Partnership has, and is expected to continue to engage in, significant transactions with related parties. These transactions cannot be construed to be at arm’s length and the results of the Partnership’s operations may be different than if conducted with non-related parties. The General Partner’s Board of Directors oversees and reviews the Partnership’s related party relationships and is required to approve any significant modifications to any existing related party transactions, as well as any new significant related party transactions.

The Partnership has agreed to pay the General Partner an advisory fee to manage the day-to-day affairs of the Partnership, including serving as an investment advisor and consultant in connection with the acquisition, development, operation and disposition of oil and gas properties and other assets of the Partnership. Subsequent to the Partnership’s first asset purchase, the Partnership will pay quarterly an annual fee of 0.5% of the total gross equity proceeds raised by the Partnership in its offering as outlined in the prospectus. The fees paid to the General Partner will be expensed as incurred. In addition, the Partnership will also reimburse the General Partner for any costs incurred by the General Partner in organizing the Partnership or incurred in the offering of the common units. For the year ended December 31, 2017, approximately $57,000 of general and administrative costs were incurred by a member of the General Partner and have been or will be reimbursed by the Partnership. At December 31, 2017, approximately $34,000 was due to a member of the General Partner. See discussion above in Note 3. Oil and Gas Investments regarding costs incurred and payable to a related party for due diligence and advisory services provided on the acquisition of the Bakken Assets.

The Chief Executive Officer and Chief Financial Officer of the Partnership’s General Partner are also the Chief Executive Officer and Chief Financial Officer of Energy 11 GP, LLC, the general partner of Energy 11, L.P. (“Energy 11”). The Partnership has and anticipates that it will share accounting and administrative resources, including personnel, with Energy 11 to ensure effective staffing of the Partnership. The cost of these accounting and administrative resources will be shared between the partnerships. See discussion below in Note 7. Subsequent Events on the cost sharing agreement.